LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–88.43%
Aerospace & Defense–1.82%
BAE Systems	4,270,499	$ 26,521,967
Lockheed Martin	6,790	2,602,471
		29,124,438
Air Freight & Logistics–0.27%
FedEx	17,135	4,309,795
		4,309,795
Automobiles–1.09%
†General Motors	591,034	17,488,696
		17,488,696
Banks–9.77%
Bank of America	1,399,106	33,704,463
Bank of Hawaii	18,838	951,696
Citigroup	701,102	30,224,507
Citizens Financial Group	189,156	4,781,864
Comerica	61,665	2,358,686
Fifth Third Bancorp	275,830	5,880,696
FNB	144,015	976,422
Huntington Bancshares	434,170	3,981,339
JPMorgan Chase & Co.	145,661	14,022,784
KeyCorp	413,618	4,934,463
PacWest Bancorp	48,456	827,628
People's United Financial	195,631	2,016,956
Regions Financial	423,894	4,887,498
TCF Financial	65,833	1,537,859
Truist Financial	130,794	4,976,712
United Bankshares	61,924	1,329,508
US Bancorp	133,310	4,779,163
Valley National Bancorp	179,413	1,228,979
Wells Fargo & Co.	1,409,096	33,127,847
		156,529,070
Beverages–1.98%
Coca-Cola	315,586	15,580,481
Constellation Brands Class A	85,445	16,192,682
		31,773,163
Capital Markets–4.10%
Charles Schwab	444,045	16,087,750
CME Group	53,230	8,905,911
Federated Hermes	41,942	902,172
Franklin Resources	114,867	2,337,544
Invesco	141,672	1,616,478
Janus Henderson Group	66,793	1,450,744
Lazard Class A	50,217	1,659,672
Morgan Stanley	298,891	14,451,380
Raymond James Financial	251,613	18,307,362
		65,719,013
Chemicals–2.18%
CF Industries Holdings	101,759	3,125,019
Corteva	223,651	6,443,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
DuPont de Nemours	155,225	$ 8,611,883
Huntsman	93,526	2,077,212
LyondellBasell Industries Class A	99,334	7,002,054
PPG Industries	62,800	7,666,624
		34,926,177
Communications Equipment–1.25%
Cisco Systems	232,776	9,169,047
Motorola Solutions	68,998	10,819,576
		19,988,623
Consumer Finance–0.61%
American Express	98,020	9,826,505
		9,826,505
Containers & Packaging–1.05%
International Paper	178,678	7,243,606
Packaging Corp. of America	32,823	3,579,348
Sonoco Products	47,754	2,438,797
WestRock	104,105	3,616,608
		16,878,359
Distributors–0.28%
Genuine Parts	47,476	4,518,291
		4,518,291
Diversified Consumer Services–0.09%
H&R Block	86,554	1,409,965
		1,409,965
Diversified Financial Services–1.74%
†Berkshire Hathaway Class B	96,219	20,488,874
Equitable Holdings	402,213	7,336,365
		27,825,239
Diversified Telecommunication Services–3.95%
AT&T	232,631	6,632,310
CenturyLink	443,081	4,470,687
Verizon Communications	877,150	52,181,654
		63,284,651
Electric Utilities–3.87%
Alliant Energy	67,303	3,476,200
American Electric Power	42,680	3,488,236
Edison International	268,356	13,643,219
Entergy	39,655	3,907,207
Eversource Energy	34,869	2,913,305
Exelon	110,746	3,960,277
FirstEnergy	96,926	2,782,746
IDACORP	25,024	1,999,418
NextEra Energy	9,470	2,628,493
OGE Energy	94,204	2,825,178
Pinnacle West Capital	55,140	4,110,687
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PPL	483,627	$ 13,159,491
Xcel Energy	43,835	3,025,053
		61,919,510
Electrical Equipment–0.59%
Eaton	41,493	4,233,531
Emerson Electric	55,211	3,620,185
†Siemens Energy	57,545	1,551,778
		9,405,494
Energy Equipment & Services–0.04%
Helmerich & Payne	43,202	632,909
		632,909
Food Products–1.10%
Danone	108,690	7,040,393
General Mills	54,937	3,388,514
Nestle	60,974	7,256,636
		17,685,543
Gas Utilities–0.08%
New Jersey Resources	47,896	1,294,150
		1,294,150
Health Care Equipment & Supplies–4.05%
†Alcon	215,734	12,231,187
Koninklijke Philips	472,148	22,294,408
Medtronic	292,039	30,348,693
		64,874,288
Health Care Providers & Services–4.37%
Anthem	89,593	24,063,784
CVS Health	265,743	15,519,391
Humana	11,770	4,871,485
McKesson	61,038	9,090,390
UnitedHealth Group	52,990	16,520,692
		70,065,742
Hotels, Restaurants & Leisure–0.21%
McDonald's	15,202	3,336,687
		3,336,687
Household Durables–1.32%
Garmin	28,933	2,744,584
Leggett & Platt	55,046	2,266,244
Newell Brands	598,732	10,274,241
Sony	77,300	5,924,429
		21,209,498
Household Products–0.22%
Kimberly-Clark	24,232	3,578,097
		3,578,097
Industrial Conglomerates–1.64%
General Electric	1,875,083	11,681,767
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates (continued)
Siemens	115,091	$ 14,534,724
		26,216,491
Insurance–6.28%
Allstate	79,777	7,510,207
American International Group	817,004	22,492,120
Arthur J. Gallagher & Co.	211,436	22,323,413
Cincinnati Financial	67,565	5,268,043
Fidelity National Financial	252,707	7,912,256
MetLife	535,351	19,898,997
Old Republic International	127,913	1,885,437
Principal Financial Group	110,660	4,456,278
Prudential Financial	117,957	7,492,629
Unum Group	84,768	1,426,645
		100,666,025
IT Services–3.43%
Cognizant Technology Solutions Class A	395,180	27,433,395
International Business Machines	44,595	5,425,874
Visa Class A	91,463	18,289,856
Western Union	174,167	3,732,399
		54,881,524
Machinery–0.27%
Caterpillar	28,731	4,285,229
		4,285,229
Media–3.16%
Comcast Class A	537,684	24,873,262
Fox Class A	407,860	11,350,744
†Fox Class B	34,460	963,846
Interpublic Group	174,873	2,915,133
Omnicom Group	90,564	4,482,918
ViacomCBS Class B	213,956	5,992,907
		50,578,810
Multiline Retail–0.44%
Dollar General	18,554	3,889,290
Target	19,951	3,140,686
		7,029,976
Multi-Utilities–3.56%
Avista	33,461	1,141,689
Black Hills	30,995	1,657,923
CenterPoint Energy	203,546	3,938,615
CMS Energy	51,506	3,162,983
Dominion Energy	56,401	4,451,731
DTE Energy	36,981	4,254,294
NiSource	423,244	9,311,368
NorthWestern	24,676	1,200,241

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	388,282	$ 21,320,565
Sempra Energy	28,558	3,380,125
WEC Energy Group	32,650	3,163,785
		56,983,319
Oil, Gas & Consumable Fuels–6.39%
BP	2,053,490	5,938,649
Chevron	63,976	4,606,272
ConocoPhillips	253,099	8,311,771
Enterprise Products Partners	930,281	14,689,137
Equinor	673,709	9,544,882
Exxon Mobil	167,635	5,754,910
HollyFrontier	67,283	1,326,148
Marathon Petroleum	713,481	20,933,532
ONEOK	177,647	4,615,269
Pioneer Natural Resources	129,315	11,119,797
Valero Energy	94,503	4,093,870
Williams	579,971	11,396,430
		102,330,667
Personal Products–1.74%
Nu Skin Enterprises Class A	26,471	1,325,933
Unilever (New York Shares)	440,593	26,611,817
		27,937,750
Pharmaceuticals–4.28%
AstraZeneca	144,994	15,842,683
Bayer	306,584	18,914,299
Merck & Co.	41,012	3,401,945
Pfizer	122,917	4,511,054
Sanofi	259,010	25,955,862
		68,625,843
Road & Rail–0.76%
Union Pacific	61,615	12,130,145
		12,130,145
Semiconductors & Semiconductor Equipment–1.41%
Applied Materials	94,570	5,622,186
Intel	36,457	1,887,743
NXP Semiconductors	84,465	10,542,077
QUALCOMM	39,188	4,611,644
		22,663,650
Software–1.55%
CDK Global	124,895	5,444,173
Microsoft	66,001	13,881,990
Open Text	128,603	5,432,191
		24,758,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.77%
Lowe's	63,118	$ 10,468,752
†Ross Stores	121,410	11,329,981
†TJX	118,380	6,587,847
		28,386,580
Technology Hardware, Storage & Peripherals–2.33%
HP	305,755	5,806,287
Samsung Electronics GDR	21,075	26,721,491
Seagate Technology	98,281	4,842,305
		37,370,083
Textiles, Apparel & Luxury Goods–0.14%
Hanesbrands	139,466	2,196,589
		2,196,589
Thrifts & Mortgage Finance–0.11%
New York Community Bancorp	213,483	1,765,504
		1,765,504
Tobacco–2.45%
Altria Group	768,307	29,687,382
British American Tobacco	70,950	2,545,067
Philip Morris International	94,188	7,063,158
		39,295,607
Trading Companies & Distributors–0.69%
Ferguson	73,992	7,445,846
Watsco	15,798	3,679,196
		11,125,042
Total Common Stock (Cost $1,347,067,451)		1,416,831,091
PREFERRED STOCK–1.04%
Henkel & Co. 1.99%	160,122	16,746,591
Total Preferred Stock (Cost $14,441,137)		16,746,591

INVESTMENT COMPANY–9.95%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	159,417,631	159,417,631
Total Investment Company (Cost $159,417,631)		159,417,631

TOTAL INVESTMENTS–99.42% (Cost $1,520,926,219)	1,592,995,313
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	9,256,522
NET ASSETS APPLICABLE TO 89,520,575 SHARES OUTSTANDING–100.00%	$1,602,251,835

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)

† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
41	British Pound	$3,306,650	$3,342,171	12/14/20	$—	$(35,521)
37	Euro	5,427,669	5,462,948	12/14/20	—	(35,279)
33	Japanese Yen	3,913,594	3,898,531	12/14/20	15,063	—
					15,063	(70,800)
Equity Contracts:
14	Dow Jones U.S. Real Estate Index	438,900	437,840	12/18/20	1,060	—
16	E-mini MSCI Emerging Markets Index	870,800	871,070	12/18/20	—	(270)
11	E-mini Russell 2000 Index	827,420	836,976	12/18/20	—	(9,556)
247	E-mini S&P 500 Index	41,397,200	41,815,122	12/18/20	—	(417,922)
110	E-mini S&P MidCap 400 Index	20,414,900	20,582,515	12/18/20	—	(167,615)
146	Euro STOXX 50 Index	5,467,414	5,628,653	12/18/20	—	(161,239)
44	FTSE 100 Index	3,316,533	3,401,486	12/18/20	—	(84,953)
18	Nikkei 225 Index (OSE)	3,957,901	3,928,676	12/10/20	29,225	—
					30,285	(841,555)
Total Futures Contracts					$45,348	$(912,355)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,602,471	$26,521,967	$—	$29,124,438
Air Freight & Logistics	4,309,795	—	—	4,309,795
Automobiles	17,488,696	—	—	17,488,696
Banks	156,529,070	—	—	156,529,070
Beverages	31,773,163	—	—	31,773,163
Capital Markets	65,719,013	—	—	65,719,013
Chemicals	34,926,177	—	—	34,926,177
Communications Equipment	19,988,623	—	—	19,988,623
Consumer Finance	9,826,505	—	—	9,826,505
Containers & Packaging	16,878,359	—	—	16,878,359
Distributors	4,518,291	—	—	4,518,291
Diversified Consumer Services	1,409,965	—	—	1,409,965
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Diversified Financial Services	$27,825,239	$—	$—	$27,825,239
Diversified Telecommunication Services	63,284,651	—	—	63,284,651
Electric Utilities	61,919,510	—	—	61,919,510
Electrical Equipment	9,405,494	—	—	9,405,494
Energy Equipment & Services	632,909	—	—	632,909
Food Products	3,388,514	14,297,029	—	17,685,543
Gas Utilities	1,294,150	—	—	1,294,150
Health Care Equipment & Supplies	30,348,693	34,525,595	—	64,874,288
Health Care Providers & Services	70,065,742	—	—	70,065,742
Hotels, Restaurants & Leisure	3,336,687	—	—	3,336,687
Household Durables	15,285,069	5,924,429	—	21,209,498
Household Products	3,578,097	—	—	3,578,097
Industrial Conglomerates	11,681,767	14,534,724	—	26,216,491
Insurance	100,666,025	—	—	100,666,025
IT Services	54,881,524	—	—	54,881,524
Machinery	4,285,229	—	—	4,285,229
Media	50,578,810	—	—	50,578,810
Multiline Retail	7,029,976	—	—	7,029,976
Multi-Utilities	56,983,319	—	—	56,983,319
Oil, Gas & Consumable Fuels	86,847,136	15,483,531	—	102,330,667
Personal Products	27,937,750	—	—	27,937,750
Pharmaceuticals	7,912,999	60,712,844	—	68,625,843
Road & Rail	12,130,145	—	—	12,130,145
Semiconductors & Semiconductor Equipment	22,663,650	—	—	22,663,650
Software	24,758,354	—	—	24,758,354
Specialty Retail	28,386,580	—	—	28,386,580
Technology Hardware, Storage & Peripherals	10,648,592	26,721,491	—	37,370,083
Textiles, Apparel & Luxury Goods	2,196,589	—	—	2,196,589
Thrifts & Mortgage Finance	1,765,504	—	—	1,765,504
Tobacco	36,750,540	2,545,067	—	39,295,607
Trading Companies & Distributors	3,679,196	7,445,846	—	11,125,042
Preferred Stock	—	16,746,591	—	16,746,591
Investment Company	159,417,631	—	—	159,417,631
Total Investments	$1,367,536,199	$225,459,114	$—	$1,592,995,313
Derivatives:

Assets:
Futures Contracts	$45,348	$—	$—	$45,348
Liabilities:
Futures Contracts	$(912,355)	$—	$—	$(912,355)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock and preferred stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–6